Label	Element	Value
Central Index Key	dei_EntityCentralIndexKey	0000891944
Document Type	dei_DocumentType	497
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS TRUST
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Hennessy Large Cap Financial Fund | Investor Class (Hennessy Large Cap Financial Fund)
Trading Symbol	dei_TradingSymbol	HLFNX
Hennessy Large Cap Financial Fund | Institutional Class (Hennessy Large Cap Financial Fund)
Trading Symbol	dei_TradingSymbol	HILFX
Hennessy Japan Small Cap Fund | Investor Class (Hennessy Japan Small Cap Fund)
Trading Symbol	dei_TradingSymbol	HJPSX
Hennessy Japan Small Cap Fund | Institutional Class (Hennessy Japan Small Cap Fund)
Trading Symbol	dei_TradingSymbol	HJSIX